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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163


                   	Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Protected Principal Plus Fund
           SCHEDULE OF INVESTMENTS  9/30/2008 (unaudited)

Shares                                                       Value

           COMMON STOCKS - 8.9 %
           Energy - 0.7 %
           Integrated Oil & Gas - 0.5 %
1,036      Chevron Corp.                                   $ 85,449
425        Exxon Mobil Corp.                                 33,006
269        Royal Dutch Shell Plc  (A.D.R.)                   15,874
601        USX-Marathon Group, Inc.                          23,962
                                                           $158,291
           Oil & Gas Exploration & Production - 0.2 %
460        Apache Corp.                                    $ 47,969
           Total Energy                                    $206,260
           Materials - 0.6 %
           Aluminum - 0.1 %
1,095      Alcoa, Inc.                                     $ 24,725
           Diversified Chemical - 0.1 %
546        Dow Chemical Co.                                $ 17,352
457        E.I. du Pont de Nemours and Co.                   18,417
                                                           $ 35,769
           Diversified Metals & Mining - 0.2 %
246        Freeport-McMoRan Copper & Gold, Inc. (Class B)  $ 13,985
172        Rio Tinto Plc (A.D.R.)                            42,914
442        Teck Cominco Ltd. (Class B)                       12,871
                                                           $ 69,770
           Gold - 0.0 %
275        Newmont Mining Corp.                            $ 10,659
           Industrial Gases - 0.1 %
210        Air Products & Chemicals, Inc.                  $ 14,383
125        Praxair, Inc.                                     8,968
                                                           $ 23,351
           Specialty Chemicals - 0.1 %
348        Ecolab, Inc.                                    $ 16,885
           Total Materials                                 $181,159
           Capital Goods - 1.0 %
           Aerospace & Defense - 0.3 %
537        General Dynamics Corp.                          $ 39,534
125        Honeywell International, Inc.                     5,194
700        United Technologies Corp.                         42,042
                                                           $ 86,770
           Construction & Farm Machinery & Heavy Trucks - 0.4 %
452        Caterpillar, Inc.                               $ 26,939
658        Deere & Co.                                       32,571
1,238      PACCAR, Inc.                                      47,279
                                                           $106,789
           Electrical Component & Equipment - 0.1 %
448        Emerson Electric Co.                            $ 18,274
268        Rockwell International Corp.                      10,007
                                                           $ 28,281
           Industrial Conglomerates - 0.1 %
298        3M Co.                                          $ 20,356
631        General Electric Co.                              16,091
                                                           $ 36,447
           Industrial Machinery - 0.1 %
144        Illinois Tool Works, Inc.                       $ 6,401
182        Parker Hannifin Corp.                             9,646
                                                           $ 16,047
           Total Capital Goods                             $274,334
           Transportation - 0.5 %
           Railroads - 0.5 %
319        Burlington Northern, Inc.                       $ 29,485
535        Canadian National Railway Co.                     25,589
1,254      Norfolk Southern Corp.                            83,027
                                                           $138,101
           Total Transportation                            $138,101
           Automobiles & Components - 0.2 %
           Auto Parts & Equipment - 0.2 %
238        BorgWarner, Inc.                                $ 7,799
1,613      Johnson Controls, Inc.                            48,922
                                                           $ 56,721
           Total Automobiles & Components                  $ 56,721
           Consumer Durables & Apparel - 0.1 %
           Apparel, Accessories & Luxury Goods - 0.1 %
584        Coach, Inc. *                                   $ 14,623
           Total Consumer Durables & Apparel               $ 14,623
           Media - 0.4 %
           Broadcasting - 0.0 %
35         Citadel Broadcasting Corp. *                    $   29
           Movies & Entertainment - 0.1 %
475        The Walt Disney Co.                             $ 14,578
           Publishing - 0.3 %
117        John Wiley & Sons, Inc.                         $ 4,733
1,271      McGraw-Hill Co., Inc.                             40,176
1,799      Reed Elsevier NV (A.D.R.)                         53,430
                                                           $ 98,339
           Total Media                                     $112,946
           Retailing - 0.4 %
           Department Stores - 0.1 %
464        J.C. Penney Co., Inc.                           $ 15,470
855        Nordstrom, Inc.                                   24,641
                                                           $ 40,111
           General Merchandise Stores - 0.2 %
964        Target Corp.                                    $ 47,284
           Home Improvement Retail - 0.1 %
993        Lowe's Companies, Inc.                          $ 23,524
           Specialty Stores - 0.0 %
456        Staples, Inc.                                   $ 10,260
           Total Retailing                                 $121,179
           Food & Drug Retailing - 0.3 %
           Drug Retail - 0.2 %
521        CVS Corp.                                       $ 17,537
1,183      Walgreen Co.                                      36,626
                                                           $ 54,163
           Food Distributors - 0.1 %
707        Sysco Corp.                                     $ 21,797
           Total Food & Drug Retailing                     $ 75,960
           Food Beverage & Tobacco - 0.9 %
           Packaged Foods & Meats - 0.6 %
693        Campbell Soup Co.                               $ 26,750
365        General Mills, Inc.                               25,083
623        H.J. Heinz Co., Inc.                              31,131
807        Hershey Foods Corp.                               31,909
295        Kellogg Co.                                       16,550
1,028      Kraft Foods, Inc.                                 33,667
283        Nestle SA (Sponsored A.D.R.)                      12,112
                                                           $177,202
           Soft Drinks - 0.3 %
405        Coca-Cola Co.                                   $ 21,416
674        PepsiCo, Inc.                                     48,036
                                                           $ 69,452
           Total Food Beverage & Tobacco                   $246,654
           Household & Personal Products - 0.2 %
           Household Products - 0.2 %
134        Clorox Co.                                      $ 8,400
596        Colgate-Palmolive Co.                             44,909
                                                           $ 53,309
           Personal Products - 0.0 %
240        Estee Lauder Co.                                $ 11,978
           Total Household & Personal Products             $ 65,287
           Health Care Equipment & Services - 0.6 %
           Health Care Equipment - 0.6 %
634        Becton, Dickinson & Co.                         $ 50,885
397        C. R. Bard, Inc.                                  37,663
440        Medtronic, Inc.                                   22,044
629        St. Jude Medical, Inc. *                          27,355
373        Zimmer Holdings, Inc. *                           24,081
                                                           $162,028
           Total Health Care Equipment & Services          $162,028
           Pharmaceuticals & Biotechnology - 0.7 %
           Pharmaceuticals - 0.7 %
682        Abbott Laboratories                             $ 39,270
402        Barr Pharmaceuticals, Inc. *                      26,251
457        Eli Lilly & Co.                                   20,122
389        Merck & Co., Inc.                                 12,277
1,102      Pfizer, Inc.                                      20,321
324        Roche Holdings AG (A.D.R.)                        25,146
1,560      Schering-Plough Corp.                             28,813
312        Teva Pharmaceutical Industries Ltd.               14,286
                                                           $186,486
           Total Pharmaceuticals & Biotechnology           $186,486
           Banks - 0.4 %
           Diversified Banks - 0.3 %
985        U.S. Bancorp                                    $ 35,480
975        Wells Fargo  & Co.                                36,592
                                                           $ 72,072
           Regional Banks - 0.1 %
466        SunTrust Banks, Inc.                            $ 20,965
396        Zions Bancorporation (c)                          15,325
                                                           $ 36,290
           Total Banks                                     $108,362
           Diversified Financials - 0.3 %
           Asset Management & Custody Banks - 0.2 %
175        Franklin Resources, Inc.                        $ 15,423
486        T. Rowe Price Associates, Inc.                    26,103
303        The Bank of New York Mellon Corp.                 9,872
                                                           $ 51,398
           Consumer Finance - 0.0 %
483        American Express Co.                            $ 17,113
           Diversified Financial Services - 0.1 %
420        Bank of America Corp.                           $ 14,700
207        J.P. Morgan Chase & Co.                           9,667
                                                           $ 24,367
           Total Diversified Financials                    $ 92,878
           Insurance - 0.3 %
           Life & Health Insurance - 0.1 %
93         Aflac, Inc.                                     $ 5,464
486        MetLife, Inc.                                     27,216
                                                           $ 32,680
           Property & Casualty Insurance - 0.2 %
999        Chubb Corp.                                     $ 54,845
           Total Insurance                                 $ 87,525
           Software & Services - 0.2 %
           Application Software - 0.1 %
489        Adobe Systems, Inc. *                           $ 19,301
           Data Processing & Outsourced Services - 0.1 %
447        Automatic Data Processing, Inc.                 $ 19,109
229        DST Systems, Inc. *                               12,822
236        Fiserv, Inc. *                                    11,168
                                                           $ 43,099
           Total Software & Services                       $ 62,400
           Technology Hardware & Equipment - 0.6 %
           Communications Equipment - 0.2 %
767        Cisco Systems, Inc. *                           $ 17,304
497        Corning, Inc.                                     7,773
1,677      Nokia Corp. (A.D.R.)                              31,276
                                                           $ 56,353
           Computer Hardware - 0.3 %
696        Dell, Inc. *                                    $ 11,470
1,143      Hewlett-Packard Co.                               52,852
                                                           $ 64,322
           Computer Storage & Peripherals - 0.0 %
674        EMC Corp. *                                     $ 8,061
           Office Electronics - 0.1 %
774        Canon, Inc.  (A.D.R.)                           $ 29,219
           Total Technology Hardware & Equipment           $157,955
           Semiconductors - 0.2 %
           Semiconductor Equipment - 0.0 %
1,032      Applied Materials, Inc.                         $ 15,614
           Semiconductors - 0.2 %
1,432      Intel Corp.                                     $ 26,821
1,154      Texas Instruments, Inc.                           24,811
                                                           $ 51,632
           Total Semiconductors                            $ 67,246
           Telecommunication Services - 0.2 %
           Integrated Telecommunication Services - 0.2 %
1,101      AT&T Corp.                                      $ 30,740
419        Verizon Communications, Inc.                      13,446
490        Windstream Corp.                                  5,361
                                                           $ 49,547
           Total Telecommunication Services                $ 49,547
           Utilities - 0.1 %
           Electric Utilities - 0.1 %
492        Southern Co.                                    $ 18,543
           Multi-Utilities - 0.0 %
306        Public Service Enterprise Group, Inc.           $ 10,034
           Total Utilities                                 $ 28,577
           TOTAL COMMON STOCKS
           (Cost  $2,738,101)                              $2,496,228
           U.S. GOVERNMENT AGENCY OBLIGATIONS - 91.5 %
           Government - 91.5 %
26,145,000 U.S. Treasury Strip 0%, 11/15/09                $25,632,453
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (Cost  $25,036,084)                             $25,632,453

Principal
Amount ($)
           Securities Lending Collateral  - 0.1% (b)
           Certificates of Deposit:
426        Citibank, 2.73%, 10/30/08                       $  426
426        Abbey National Plc, 3.15%, 8/13/09                 426
426        Banco Santander NY, 3.09%, 12/22/08                426
426        Bank of Nova Scotia, 3.18%, 5/5/09                 426
153        Bank of Scotland NY, 2.89%, 11/4/08                153
680        Bank of Scotland NY, 3.03%, 6/5/09                 680
767        Barclays Bank, 3.18%, 5/27/09                      767
852        BNP Paribas NY,  2.72% 11/3/08                     852
85         Calyon NY, 2.69%, 1/16/09                          85
50         Calyon NY, 2.69%, 1/16/09                          50
767        DNB NOR Bank ASA NY, 2.9%, 6/8/09                  767
780        Intesa SanPaolo S.p.A., 2.72%, 5/22/09             780
49         NORDEA NY, 2.72%, 4/9/09                           49
41         NORDEA NY, 2.73%, 12/1/08                          41
639        Royal Bank of Canada NY, 3.0%, 8/7/09              639
426        Bank of Scotland NY, 3.06%, 3/5/09                 426
256        Bank of Scotland NY, 2.96%, 11/3/08                256
852        Societe Generale, 3.28%, 9/4/09                    852
85         Skandinavian Enskilda Bank NY, 3.06%, 2/13/09      85
767        Svenska Bank NY, 2.7%, 7/8/09                      767
256        Toronto Dominion Bank NY, 2.75%, 11/5/08           256
426        Wachovia Corp., 2.79%, 10/30/08                    426
85         Wachovia Corp., 2.85%, 10/28/08                    85
                                                           $ 9,717
           Commercial Paper:

836        American Honda Finance Corp., 2.92%, 7/14/09    $  836
849        ANZ Bank, 2.64%, 11/5/08                           849
852        Commonwealth Bank Australia, 3.02%, 7/16/09        852
85         Dexdel, 2.7%, 11/10/08                             85
848        JP Morgan Chase & Co., 1.42%, 12/3/08              848
85         Met Life, Inc., 2.7%, 11/3/08                      85
255        John Deere Capital Corp., 2.82%, 12/12/08          255
852        HSBC USA, Inc., 3.2%, 8/14/09                      852
852        Monumental Global Funding, Ltd., 3.2%, 8/17/09     852
767        New York Life Global, 2.98%, 9/4/09                767
81         Bank Bovespa NY, 2.79%, 3/12/09                    81
383        General Electric Capital Corp., 4.24%, 1/5/09      383
426        General Electric Capital Corp., 2.82%, 3/16/09     426
426        CME Group, Inc., 3.0%, 8/6/09                      426
158        IBM, 3.18%, 2/13/09                                158
426        IBM, 3.18%, 6/26/09                                426
767        Met Life Global Funding, 3.19%, 6/12/09            767
426        Macquarie Bank, Ltd., 2.55%, 10/8/08               426
426        Macquarie Bank, Ltd., 2.55%, 10/8/08               426
852        U.S. Bank, 2.912%, 8/24/09                         852
724        Westpac Banking Corp., 3.74%, 6/1/09               724
                                                           $11,373


           Tri-party Repurchase Agreements:
1,703      ABN Amro, 1.85%, 10/1/08                        $ 1,703
953        Barclays Capital Markets, 2.11%, 9/2/08            953
709        Deutsche Bank, 2.0%, 10/1/08                       709
                                                           $ 3,366
           Other:
94         ABS CFAT 2008-A A1, 3.005%, 4/27/09             $  94
           Total Securities Lending Collateral             $24,550
           TOTAL TEMPORARY CASH INVESTMENTS
           TOTAL INVESTMENT IN SECURITIES - 100.5%
           (Cost  $27,804,150)                             $28,153,231
           OTHER ASSETS AND LIABILITIES - (0.5)%           $(140,644)
           TOTAL NET ASSETS - 100.0%                       $28,012,587


*          Non-income producing security.

(A.D.R.)   American Depositary Receipt

(a) At September, 30, 2008 the net unrealized gain on investments based on cost for federal income tax purposes of $28,907,245 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost   $683,158

           Aggregate gross unrealized loss for all investments in
           which there is an excess of value over tax cost  (1,437,172)

           Net unrealized gain                              $(754,014)

(b)        Security Lending Collateral is managed by Credit Suisse.

(c)        At September 30, 2008, the following security was out on loan:

Shares                         Security                      Value
300        Zions Bancorporation                            $ 11,610
           Total                                           $ 11,610

           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September
               30, 2008, in valuing the Fund's assets:

Valuation Inputs                             Investments   Other Financial
                                            in Securities     Instruments
Level 1 - Quoted Prices                      $28,128,681        0
Level 2 - Other Significant Observable Inputs 	24,550		0
Level 3 - Significant Unobservable Inputs        0		0
Total                                        $28,153,231	0

           Pioneer Protected Principal Plus Fund II
           SCHEDULE OF INVESTMENTS  9/30/2008 (unaudited)

Principal                                                     Value
Amount ($)
           U.S. Government Agency Obligations - 100.1 %
           Government - 100.1 %
24,195,000 U.S. Treasury Strip, Zero Coupon Bond, 5/15/10  $ 23,505,201
18,500,000 U.S. Treasury Strip, Zero Coupon Bond, 5/15/10    17,964,185
                                                           $ 41,469,386
           Total Government
           (Cost  $40,310,748.82)                          $ 41,469,386
           TOTAL INVESTMENT IN SECURITIES - 100.1%
           (Cost  $40,312,590) (a)                         $ 41,469,386
           OTHER ASSETS AND LIABILITIES - (0.1)%           $ (34,202)
           TOTAL NET ASSETS - 100.0%                       $ 41,435,184

(a) At September, 30, 2008 the net unrealized gain on investments based on cost for federal income tax purposes of $40,312,590 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 1,173,065 Aggregate gross unrealized loss for all investments in
           which there is an excess of value over tax cost   (16,269)
           Net unrealized gain                             $ 1,156,796


           FAS 157 Footnote Disclosures
           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September
               30, 2008, in valuing the Fund's assets:

Valuation Inputs                            Investments   Other Financial
                                           in Securities    Instruments
Level 1 - Quoted Prices                       $ 41,469,386       0
Level 2 - Other Significant Observable Inputs    	0        0
Level 3 - Significant Unobservable Inputs               0        0
Total                                         $ 41,469,386       0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 28, 2008

* Print the name and title of each signing officer under his or her signature.